INCOME TAXES (Reasons for difference and related tax effects) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Earnings before income taxes		$ 372,134	$ 376,816
Applicable tax rate		26.60%	26.80%
Income taxes at applicable statutory rate		$ 98,913	$ 101,100
Effect of different tax rates on earnings of foreign subsidiaries		(96,013)	(89,722)
Income tax recovery and other adjustments related to prior taxation years		979	(1,676)
Tax effect from change in tax rate	$ (1,600)	2,048	(1,633)
Tax Effect From Revaluation Of Deferred Tax Liabilities		0	(62,228)
Tax effect of tax losses		17,169	62,488
Effect of non-deductible expenses and other		(1,736)	6,153
Total income tax expense		$ 21,360	$ 14,482
Average effective tax rate		5.70%	3.80%